Income taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income taxes

19. Income taxes

The Company is registered in the Cayman Islands. The Company generated substantially all of its income/(loss) from its PRC operations for the years ended December 31, 2013, 2014 and 2015.

Cayman Islands (“Cayman”)

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

The Group is exempted from income tax in the BVI on its foreign-derived income. There are no withholding taxes in the BVI.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% since January 1, 2010. The operations in Hong Kong have incurred net accumulated operating losses for income tax purposes.

PRC

On March 16, 2007, the National People’s Congress of PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which FIEs and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

The EIT Law and its implementing rules also permit qualified “High and New Technology Enterprises” (“HNTE”) to enjoy a preferential enterprise income tax rate of 15% upon filing with relevant tax authorities. The qualification as a HNTE generally has a valid term of three years and the renewal of such qualification is subject to review by the relevant authorities in China. Beijing 58 and Wanglin obtained HNTE certificates in 2012 and were qualified as HNTE under the EIT Law. They enjoyed a preferential tax rate of 15% from 2012 to 2014 provided that they continue to be qualified as HNTE and have taxable income during such periods. In 2015, Beijing 58 and Wanglin renewed their HNTE certificates and are entitled to preferential tax rate of 15% from 2015 to 2017 as long as they continue to be qualified as HNTE during such periods.

In addition, qualified software enterprises are exempt from the enterprise income tax for two years beginning from their first profitable year and are entitled to a 50% tax reduction for the subsequent three years. The software enterprise qualification is subject to an annual assessment. Wanglin was determined as a software enterprise in July 2014. In April 2015, Wanglin was granted a two-year EIT exemption and a 50% reduction on its taxable income for the subsequent three years effective retroactively from January 1, 2014. As a qualified software enterprise, Wanglin is entitled to two-year tax holiday in 2014 and 2015 and a three-year 50% deduction on EIT rate in the subsequent years from 2016 to 2018. Wanglin prepaid income tax of approximately US$1,194 in 2014 and received tax refund from local tax bureau in the second half of 2015.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaging in research and development activities are entitled to claim 150% of the research and development expenses so incurred in a year as tax deductible expenses in determining its tax assessable profits for that year (“Super Deduction”). Wanglin, Beijing 58 and 58 Technology had claimed such Super Deduction in ascertaining its tax assessable profits for the years ended December 31, 2013, 2014 and 2015, respectively. In 2015, the Group’s newly acquired subsidiaries Shanghai Ruiting and Yangguang Gudi as well as its consolidated affiliated entities Leftbrain and Shanjing Kechuang also claimed Super Deduction in ascertaining their respective tax assessable profits.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company was incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). Only a few entities including Wanglin had accumulated undistributed earnings while most of the other subsidiaries and VIEs were in accumulated loss positions as of December 31, 2015. There Group’s subsidiaries and VIEs had not declared any dividend to their respective parent companies and had determined that it had no plan to declare or pay any dividends to the parent companies out of the accumulated undistributed earnings as of December 31, 2015. Accordingly, no deferred income tax was accrued and required to be accrued as of December 31, 2015.

The provisions for income tax expenses are summarized as follows:

	For the Year ended December 31,
	2013	2014	2015
Current tax benefit/(expenses)	(4,148)	(8,147)	2,405
Deferred tax benefit	4,148	1,961	5,547
Income tax benefit/(expenses)	—	(6,186)	7,952

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate:

	For the Year ended December 31,
	2013	2014	2015
Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(21.3)%	20.7%	(14.0)%
Permanent book-tax differences	(3.7)%	(9.9)%	(15.4)%
Reversal of deferred tax liabilities	—	—	2.1%
Effect of preferential tax treatment	—	(14.3)%	5.2%
Effective tax rate	0%	21.5%	2.9%

Deferred tax assets

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2014	2015
	US$	US$
Deferred tax assets
Current:
Provision for doubtful receivables	—	916
Accrued payroll and other expenses	7,069	—
Less: valuation allowance	(7,069)	(830)
Total current deferred tax assets, net	—	86
Non-current:
Net operating loss carry forwards	4,611	20,849
Advertising expenses in excess of deduction limit	21,650	63,939
Others	45	—
Less: valuation allowance	(26,306)	(84,788)
Total non-current deferred tax assets, net	—	—
Total deferred tax assets, net	—	86
Deferred tax liabilities
Non-current:
Acquired intangible assets	—	66,238
Total non-current deferred tax liabilities	—	66,238
Total deferred tax liabilities	—	66,238

The current deferred tax assets of US$86 was included in the prepayments and other current assets of the consolidated balance sheets.

The non-current deferred tax liabilities of US$66,238 as of December 31, 2015 were mainly related to the intangible assets acquired during business acquisition in 2015 as set out in Note 4.

As of December 31, 2015, the Group had net operating loss carry forwards of US$126,314 which will expire during the period between December 31, 2016 and December 31, 2020. There is no expiration for the advertising expenses that were in excess of annual deduction limit and carried forward.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that most of these net accumulated operating losses and other deferred tax assets will not be utilized in the future except for US$86 deferred tax assets recognized as of December 31, 2015. Therefore, the Group had provided valuation allowances of US$27,457, US$33,375 and US$85,618 for the deferred tax assets as of December 31, 2013, 2014 and 2015, respectively.

Movement of valuation allowance

	For the years ended December 31,
	2013	2014	2015
	US$	US$	US$
Balance at beginning of the period	30,580	27,457	33,375
Provision	1,740	12,304	70,044
Current period reversal	(4,863)	(6,386)	(17,801)
Balance at the end of the period	27,457	33,375	85,618

The current period reversal of valuation allowance is primarily attributed to the utilization of net operating losses and deductible advertising expenses carried forward from prior years.

As of December 31, 2015, the tax years ended December 31, 2011 through 2015 of the Company’s PRC subsidiaries and the affiliated PRC entities are subjected to examination by the PRC tax authorities.